RISK MANAGEMENT - Concentrations of credit risk - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 231,573,437	$ 206,447,165
Loan portfolio [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	231,573,437	206,447,165
Loan portfolio [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	134,917,125	127,508,352
Loan portfolio [member] | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	20,615,108	17,064,107
Loan portfolio [member] | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	32,269,423	26,761,782
Loan portfolio [member] | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	15,156,533	12,030,154
Loan portfolio [member] | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	10,105,418	7,864,071
Loan portfolio [member] | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	8,532,591	6,878,452
Loan portfolio [member] | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,915,980	4,345,185
Loan portfolio [member] | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	3,571,519	2,958,187
Loan portfolio [member] | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,489,740	1,036,875
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	122,027,804	110,986,938
Commercial lending portfolio [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	73,778,600	71,979,346
Commercial lending portfolio [member] | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	8,175,904	6,210,008
Commercial lending portfolio [member] | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	14,955,358	11,977,381
Commercial lending portfolio [member] | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	8,609,322	6,737,861
Commercial lending portfolio [member] | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,224,346	4,198,906
Commercial lending portfolio [member] | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	3,707,305	2,825,146
Commercial lending portfolio [member] | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,119,960	4,345,185
Commercial lending portfolio [member] | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,027,088	1,764,773
Commercial lending portfolio [member] | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,429,921	948,332
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	3,218,433	4,693,678
Interbank and overnight funds [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,645,364	2,394,473
Interbank and overnight funds [member] | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	38,379	694,011
Interbank and overnight funds [member] | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	211,493	969,690
Interbank and overnight funds [member] | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	16,712	331,361
Interbank and overnight funds [member] | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	385,660	62,244
Interbank and overnight funds [member] | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	65,090	131,648
Interbank and overnight funds [member] | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	796,009
Interbank and overnight funds [member] | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	9	22,022
Interbank and overnight funds [member] | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	59,717	88,229
Loans to consumers [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	76,889,145	65,835,457
Loans to consumers [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	47,488,265	42,601,861
Loans to consumers [member] | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	6,662,962	5,288,997
Loans to consumers [member] | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	10,905,167	8,769,794
Loans to consumers [member] | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,072,181	2,980,836
Loans to consumers [member] | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	3,144,701	2,520,708
Loans to consumers [member] | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	3,482,727	2,875,819
Loans to consumers [member] | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	11
Loans to consumers [member] | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,133,029	797,128
Loans to consumers [member] | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	102	314
Mortgage [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	29,120,316	24,558,771
Mortgage [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	11,687,157	10,160,351
Mortgage [member] | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,737,863	4,871,091
Mortgage [member] | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	6,197,405	5,044,917
Mortgage [member] | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,458,318	1,980,096
Mortgage [member] | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,350,711	1,082,213
Mortgage [member] | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,277,469	1,045,839
Mortgage [member] | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	411,393	374,264
Microcredit [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	317,739	372,321
Microcredit [member] | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 317,739	$ 372,321